Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Class of Stock [Line Items]
Summary of Common Stock
During the nine months ended January 31, 2023, the Company issued 5,025,917 shares of Common Stock, as set forth in the below table:

Number of Shares
Issuance of Common Stock in IPO	1,500,000
Conversion of $1.5M notes to Common Stock (see Note 4)	909,071
Conversion of Bridge Notes and accrued interest to Common Stock (see Note 4)	1,544,114
Conversion of Series A Preferred Stock to Common Stock	703,290
Conversion of Series C Preferred Stock to Common Stock	230,086
Exercise of pre-funded warrants	139,356

Common Stock issued during the nine months ended January 31, 2023	5,025,917

Summary table of Common Stock share transactions:
Balance at April 30, 2022	3,323,942
Issued in Fiscal 2023	5,025,917

Balance at January 31, 2023	8,349,859

Summary of Warrant Activity
The following is a summary of warrant activity during the nine months ended January 31, 2023:

	Warrants Outstanding and Exercisable	Exercise Price Per Share		Weighted Average Strike Price per Share
Balance, April 30, 2022	1,442,401	$ $	3.47- 15.18	$9.00
Issued	3,652,826	$ $	0.0001- 4.25	$4.09
Exercised	(139,356)		$0.0001	$0.0001
Cancelled	(1,365,960)		$5.16	$5.16

Balance, January 31, 2023	3,589,911	$ $	0.0001- 15.18	$4.32

A summary of the outstanding warrants as of April 30, 2022 and 2021 and underlying assumptions used in the Black Scholes option-pricing model is as follows:

	Warrants Outstanding and Exercisable	Exercise Price Per Share	Weighted Average Strike Price per Share
Balance, May 1, 2020	662,361	$3.47-$49.50	$18.39
Issued	13,992	$8.25	$8.25
Expired	(8,613)	$12.21	$12.21

Balance, April 30, 2021	667,740	$3.47-$49.50	$18.26
Issued	806,201	$7.45	$9.00
Forfeited	(909)	$8.25	$8.25
Expired	(621,172)	$9.90-$49.50	$18.96

Balance April 30, 2022	851,860	$3.47-$15.18	$9.00

Warrants
Class of Stock [Line Items]
Summary of significant inputs to the Black-Scholes Option Pricing Model for the fair value of the Warrants

	April 30, 2022	April 30, 2021
Risk free interest rate	1.6%	2.0%
Expected volatility	55.0%	66.2%
Expected life in years	5	5